Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Internal Revenue Service (IRS) [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	8.00%
Bad debts included in retained earnings	1,981
Taxes not provided on bad debt deductions	612
State and Local Jurisdiction [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	32.00%
Bad debts included in retained earnings	4,100
Taxes not provided on bad debt deductions	369